Interest in Other Entities (Details) - Schedule of consequences of changes in ownership rights - Eventer [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of consequences of changes in ownership rights [Line Items]
Recognition of non-controlling interests upon consolidation		$ (370)
Issuance of shares	717
Currency translation	41
Change in capital attributed to the owner of Eventer	$ 758	$ (370)